Intangible Assets	12 Months Ended
Mar. 31, 2012
Intangible Assets [Abstract]
Intangible assets

9. Intangible assets

	March 31, 2012	March 31, 2011
Cost
Acquired technology	$29,600	$29,600
Customer relationships	17,500	17,500
Other intellectual property	3,814	4,047

	$50,914	$51,147
Accumulated amortization
Acquired technology	$10,396	$5,039
Customer relationships	6,796	3,296
Other intellectual property	1,383	672

	$18,575	$9,007
Net book value
Acquired technology	$19,204	$24,561
Customer relationships	10,704	14,204
Other intellectual property	2,431	3,375

	$32,339	$42,140

Amortization expense of finite-lived intangibles for the years ended March 31, 2012, 2011 and 2010 was $9,573, $8,986 and $21, respectively.

Based on the carrying value of the identified intangible assets as at March 31, 2012 and assuming no subsequent impairment of the underlying assets, the annual amortization expense for the next five years is expected to be as follows.

	Fiscal year ending March 31,
	2013	2014	2015	2016	2017
Amortization expense	$9,570	$9,570	$9,570	$1,208	$690